Long-Term Debt, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

The following table summarizes the Company’s debt (in thousands):

	March 31, 2025	December 31, 2024
$100,000,000 8% senior convertible note, due April 5, 2026	$4,000	$18,300
Less: Unamortized debt discount	(22)	(1,555)
Net carrying value	3,978	16,745

$149,900 Economic Injury Disaster Loan (EIDL), interest rate of 3.75%, due June 1, 2050	156	155
$500,000 EIDL, interest rate of 3.75%, due May 8, 2050	472	475
Note payable (Note 7)	15,000	-
Total debt	19,606	17,375

Less: current portion	(15,012)	(12)
Long-term debt, net	$4,594	$17,363

The following table summarizes the Company’s debts as of December 31, 2024, and 2023 (dollars in thousands):

	December 31,
	2024	2023
$100,000,000 8% senior convertible note, due April 5, 2026	$18,300	$19,200
Less: Unamortized debt discount	(1,555)	(3,906)
Net carrying value	16,745	15,294

$149,900 Economic Injury Disaster Loan (EIDL), interest rate of 3.75%, due June 1, 2050	155	146
$500,000 EIDL, interest rate of 3.75%, due May 8, 2050	475	487
Total debt	17,375	15,927

Less: current portion	(12)	(15)
Long-term debt, net	$17,363	$15,912

Convertible Debt [Table Text Block]

The following is a rollforward of the senior convertible note balance (in thousands):

Balance, December 31, 2020	$-
Convertible debentures issued	100,000
Derivative liability	(21,580)
Original issue discount of 16%	(16,000)
Placement fees and issuance costs	(7,200)
Amortization and write-off of debt discount	3,435
Balance, net of unamortized debt discount of $41,345 - December 31, 2021	58,655
Repayments and conversion	(14,550)
Amortization and write-off of debt discount	16,996
Balance, net of unamortized debt discount of $24,349 - December 31, 2022	61,101
Repayments and conversion	(66,250)
Amortization and write-off of debt discount	20,443
Balance, net of unamortized debt discount of $3,906 - December 31, 2023	15,294
Conversion	900
Amortization and write-off of debt discount	2,351
Balance, net of unamortized debt discount of $1,556 December 31, 2024	16,745
Repayments	(14,300)
Amortization and write-off of debt discount	1,533
Balance, net of unamortized debt discount of $22 at March 31, 2025	$3,978

The following is a rollforward of the senior convertible note balance (dollars in thousands):

Balance, December 31, 2020	$-
Convertible debentures issued	100,000
Derivative liability	(21,580)
Original issue discount of 16%	(16,000)
Placement fees and issuance costs	(7,200)
Amortization and write-off of debt discount	3,435
Balance, net of unamortized debt discount of $41,345 - December 31, 2021	58,655
Repayments and conversion	(14,550)
Amortization and write-off of debt discount	16,996
Balance, net of unamortized debt discount of $24,349 - December 31, 2022	61,101
Repayments and conversion	(66,250)
Amortization and write-off of debt discount	20,443
Balance, net of unamortized debt discount of $3,906 - December 31, 2023	15,294
Repayments and conversion	900
Amortization and write-off of debt discount	2,351
Balance, net of unamortized debt discount of $1,556 December 31, 2024	16,745

Schedule of Derivative Liabilities at Fair Value [Table Text Block]

The following is a rollforward of the derivative liability balance (in thousands):

Balance, December 31, 2021	$18,735
Change in fair value 2022	(18,480)
Balance, December 31, 2022	255
Increase in derivative liability upon extinguishment of debt	6,312
Change in fair value 2023	(6,548)
Balance, December 31, 2023	19
Change in fair value 2024	(15)
Balance, December 31, 2024	4
Change in fair value 2025	-
Balance, March 31, 2025	$4

The following is a rollforward of the derivative liability balance (dollars in thousands):

Balance, December 31, 2021	$18,735
Change in fair value 2022	(18,480)
Balance, December 31, 2022	255
Increase in derivative liability upon extinguishment of debt	6,312
Change in fair value 2023	(6,548)
Balance, December 31, 2023	19
Change in fair value 2024	(15)
Balance, December 31, 2024	$4